THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                        MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                    RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
ASSET BACKED SECURITIES (8.6%)
$ 10,000,000    Citibank Credit Card Master Trust I, Soft Bullet
                  Maturity, Series 1998-9, Class A, 5.300%
                  due 01/09/06...................................    Aaa/AAA     $    9,306,200
  12,000,000    Discover Card Master Trust, Series 1998-4, Class
                  A, 5.750% due 10/16/03.........................    Aaa/AAA         11,812,440
  16,912,030    Green Tree Financial Corp., Series 1993-3, Class
                  B, 6.850% due 10/15/18.........................    Baa1/NR         14,036,985
  10,000,000    Green Tree Financial Corp., Series 1999-5, Class
                  B1, 9.200% due 04/01/31........................     NR/BBB          9,206,200
  14,750,000    CNH Equipment Trust, Sequential Payer, Series
                  2000-A, Class A3, 7.140% due 08/15/04..........    Aaa/AAA         14,704,127
  35,090,000    DaimlerChrysler Auto Trust, Sequential Payer,
                  Series 00-A, Class A2, 6.760% due 01/06/03.....    Aaa/AAA         35,002,275
   5,000,000    First USA Credit Card Master Trust, Series
                  1999-1, Class C, 6.420% due 10/19/06...........     NR/NR           4,744,530
   5,550,000    Ford Credit Auto Owner Trust, Sequential Payer,
                  Series 2000-A, Class A3, 6.820% due 06/17/02...    Aaa/AAA          5,541,286
   5,000,000    Ford Credit Auto Owner Trust, Subordinate Bond,
                  Series 1999-A, Class D, 8.000% due 06/15/04....     NR/BB           4,868,750
  23,428,000    MBNA Master Credit Trust, Series 95-F, Class A,
                  6.600% due 01/15/03............................    Aaa/AAA         23,442,525
                                                                                 --------------
                    TOTAL ASSET BACKED SECURITY (COST
                      $135,360,386)..............................                   132,665,318
                                                                                 --------------

CERTIFICATES OF DEPOSIT - FOREIGN (0.3%)
CANADA (0.3%)
   4,000,000    Canadian Imperial Bank of Commerce, 6.200% due
                  08/01/00 (cost $4,000,100).....................    Aa3/AA-          3,995,600
                                                                                 --------------

CORPORATE OBLIGATIONS (12.6%)
AIRLINES (0.1%)
   1,882,890    Continental Airlines, Inc., Series 1999-2, Class
                  C-1, 7.730% due 03/15/11.......................    Baa1/A-          1,803,545
                                                                                 --------------

AUTOMOTIVE (0.9%)
   1,000,000    Chrysler Financial Corp., 6.625% due 08/15/00....     A1/A+             999,010
     135,000    Ford Motor Credit Corp., 7.250% due 01/15/03.....      A2/A             133,516
  10,000,000    Daimlerchrysler, N.A. Holding, 6.900% due
                  09/01/04.......................................     A1/A+           9,724,800
     735,000    Federal-Mogul Corp., 7.750% due 07/01/06.........    Ba2/BB+            601,134
   1,010,000    Ford Motor Credit Corp., 7.375% due 10/28/09.....      A2/A             976,286
                                                                                 --------------
                                                                                     12,434,746
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
BANKING (1.1%)
$  1,000,000    Chase Manhattan Corp., 7.500% due 02/01/03.......      A1/A      $    1,001,100
  10,500,000    Comerica Bank, 6.160% due 06/12/00 (v)...........      A1/A          10,498,740
     585,000    FCB/NC Capital Trust I, 8.050% due 03/01/28......    Baa3/BB+           482,625
   2,200,000    Keycorp Institutional Capital, Series B, 8.250%
                  due 12/15/26...................................     A1/BBB          2,021,558
   2,500,000    Keystone Financial Mid-Atlantic Funding, MTN,
                  6.500% due 05/31/08............................   Baa2/BBB+         2,215,575
   1,500,000    US Bancorp Capital I, Series B, 8.270% due
                  12/15/26.......................................    A1/BBB+          1,388,355
                                                                                 --------------
                                                                                     17,607,953
                                                                                 --------------

BROADCASTING (0.1%)
   1,700,000    AMFM, Inc., 9.250% due 07/01/07..................      B1/B           1,704,250
                                                                                 --------------

BUILDING MATERIALS (0.1%)
   1,000,000    Armstrong World, Inc., 6.350% due 08/15/03.......    Baa1/A-            884,790
                                                                                 --------------

CHEMICALS (0.1%)
   1,000,000    Cytec Industries, Inc., MOPPRS, 6.846% due
                  05/11/05 (v)...................................    Baa2/BBB           913,990
                                                                                 --------------

CONSUMER GOODS & SERVICES (0.3%)
   5,000,000    Cendant Corp., 7.750% due 12/01/03...............    Baa1/BBB         4,872,700
                                                                                 --------------

ELECTRIC (0.9%)
  10,000,000    Pacific Corp., Series G, 6.710% due 01/15/26.....    Aaa/AAA          8,787,400
   5,000,000    PECO Energy Co., 8.000% due 04/01/02.............     Baa1/A          5,008,000
                                                                                 --------------
                                                                                     13,795,400
                                                                                 --------------

ENERGY (0.0%)
     506,000    Cogentrix Energy, Inc., 8.750% due 10/15/08......    Ba1/BB+            495,880
                                                                                 --------------

FINANCIAL SERVICES (2.5%)
     795,000    CIT Group Inc., 7.250% due 08/15/05..............     A1/A+             774,187
   1,000,000    Household Finance Corp., 6.875% due 03/01/03.....      A2/A             979,430
   6,500,000    Associates Corp. N.A., 5.875% due 07/15/02.......     Aa3/A+          6,278,415
   3,400,000    Commercial Credit Co., 8.700% due 06/15/10.......    Aa3/AA-          3,596,962
   5,000,000    Enterprise Rent-a-Car USA Finance Co., (144A),
                  6.375% due 05/15/03............................    Baa1/BBB         4,803,800
  23,500,000    Newcourt CR Group Inc., 6.875% due 02/16/05......     A1/A+          22,603,710
                                                                                 --------------
                                                                                     39,036,504
                                                                                 --------------

FOOD, BEVERAGES & TOBACCO (0.1%)
   2,000,000    Smithfield Foods, Inc., 7.625% due 02/15/08......    Ba3/BB+          1,742,500
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
FOREST PRODUCTS & PAPER (0.7%)
$  5,000,000    Champion International Corp., 7.100% due
                  09/01/05.......................................    Baa1/BBB    $    4,754,050
   5,600,000    Georgia-Pacific Corp., 9.950% due 06/15/02.......   Baa2/BBB-         5,824,280
                                                                                 --------------
                                                                                     10,578,330
                                                                                 --------------

GAS PRODUCERS (0.9%)
   5,000,000    National Fuel Gas Co., Series D, MTN, 6.214% due
                  08/12/27.......................................     A2/A-           4,874,700
  10,000,000    NGC Corp. Capital Trust, Series B, 8.316% due
                  06/01/27.......................................   Baa3/BBB-         8,758,200
                                                                                 --------------
                                                                                     13,632,900
                                                                                 --------------

GAS-PIPELINES (1.0%)
  15,000,000    Enron Corp. (144A), 6.580% due 09/10/01 (v)......   Baa1/BBB+        14,997,000
   1,497,600    Express Pipeline LP, Series B, (144A), 7.390% due
                  12/31/17.......................................   Baa3/BBB-         1,278,576
                                                                                 --------------
                                                                                     16,275,576
                                                                                 --------------

HEALTH SERVICES (0.0%)
   2,000,000    Mariner Post-Acute Network, Inc., Series B,
                  9.500% due 04/01/06{/\}........................      C/D               10,000
                                                                                 --------------

MEDIA (0.7%)
   3,125,000    Adelphia Communications, Inc., 9.375% due
                  11/15/09.......................................     B1/B+           2,906,250
   3,125,000    Charter Communications Holdings LLC, 8.250% due
                  04/01/07.......................................     B2/B+           2,796,875
   1,200,000    Fox Family Worldwide, Inc., 9.250% due
                  11/01/07.......................................      B1/B           1,044,000
   2,500,000    Fox/Liberty Networks LLC, 8.875% due 08/15/07....    Ba1/BBB-         2,500,000
   1,900,000    Lamar Media Corp., 8.625% due 09/15/07...........      B1/B           1,767,000
                                                                                 --------------
                                                                                     11,014,125
                                                                                 --------------

METALS & MINING (0.1%)
   1,400,000    P&L Coal Holdings Corp., Series B, 9.625% due
                  05/15/08.......................................      B2/B           1,246,000
   1,000,000    Ryerson Tull, Inc., 8.500% due 07/15/01..........    Baa3/BBB           990,000
                                                                                 --------------
                                                                                      2,236,000
                                                                                 --------------

MISCELLANEOUS CONSUMER GOODS (0.1%)
   2,000,000    Sun World International, Inc., Series B, 11.250%
                  due 04/15/04...................................      B2/B           1,870,000
                                                                                 --------------

NATURAL GAS (0.0%)
     350,000    Williams Companies, Inc., 6.200% due 08/01/02....   Baa2/BBB-           338,754
                                                                                 --------------

OIL-PRODUCTION (0.4%)
   6,400,000    Canadian Occidental Petroleum Ltd., 7.125% due
                  02/04/04.......................................    Baa2/BBB         6,157,760
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
OIL-SERVICES (0.2%)
$    500,000    Lasmo (USA) Inc., 6.750% due 12/15/07............    Baa2/BBB    $      452,095
   2,318,985    Oil Purchase Co., (144A), 7.100% due 04/30/02....    Ba2/BBB-         2,214,630
                                                                                 --------------
                                                                                      2,666,725
                                                                                 --------------

PHARMACEUTICALS (0.0%)
     500,000    McKesson Corp., 6.300% due 03/01/05..............     A3/A-             429,605
                                                                                 --------------

PROPERTY & CASUALTY (0.2%)
   3,000,000    Safeco Capital Trust I, 8.072% due 07/15/37......     A3/BBB          2,470,440
                                                                                 --------------

RAILROADS (0.4%)
   1,667,058    Burlington Northern Santa Fe Corp., Series
                  1996-A, 7.330% due 06/23/10....................     Aa3/A+          1,643,536
   5,350,000    Canadian National Railway, 7.000% due 03/15/04...    Baa2/BBB         5,167,832
                                                                                 --------------
                                                                                      6,811,368
                                                                                 --------------

RETAIL (0.2%)
   2,500,000    Federated Department Stores, Inc., 8.500% due
                  06/15/03.......................................   Baa1/BBB+         2,537,750
                                                                                 --------------

TELECOMMUNICATIONS (1.1%)
     700,000    US West Capital Funding Inc., 6.875% due
                  07/15/28.......................................    Baa1/A-            602,966
   3,000,000    McLeodUSA, Inc., 9.250% due 07/15/07.............     B1/B+           2,880,000
   1,000,000    Nextlink Communications, Inc., 9.625% due
                  10/01/07.......................................      B2/B             930,000
  10,000,000    Sprint Capital Corp., 5.875% due 05/01/04........   Baa1/BBB+         9,400,700
     400,000    Sprint Capital Corp., 6.500% due 11/15/01........   Baa1/BBB+           394,452
   2,000,000    Williams Communications Group, Inc., 10.700% due
                  10/01/07.......................................     B2/BB-          2,035,000
     500,000    Worldcom, Inc., 6.400% due 08/15/05..............     A3/A-             474,865
                                                                                 --------------
                                                                                     16,717,983
                                                                                 --------------

TRANSPORT & SERVICES (0.1%)
   2,000,000    Atlantic Express Transportation Corp., 10.750%
                  due 02/01/04...................................      B2/B           1,800,000
                                                                                 --------------

TRUCK & FREIGHT CARRIERS (0.3%)
   4,762,159    Federal Express Corp., Series 1999-1, Class C,
                  8.250% due 01/15/19............................   Baa1/BBB+         4,714,394
                                                                                 --------------
                    TOTAL CORPORATE OBLIGATIONS (COST
                      $207,865,003)..............................                   195,553,968
                                                                                 --------------

FOREIGN CORPORATE OBLIGATIONS (2.1%)
BERMUDA (0.3%)
TELECOMMUNICATION SERVICES
   4,125,000    Global Crossing Holdings Ltd., Inc. (144A),
                  9.125% due 11/15/06............................     Ba2/BB          4,011,562
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
CANADA (0.8%)
FINANCIAL SERVICES
$  5,000,000    McKesson Finance of Canada, (144A), 6.550% due
                  11/01/02.......................................   Baa1/BBB+    $    4,611,200
                                                                                 --------------

TELECOMMUNICATION SERVICES
     300,000    Microcell Telecommunications, Inc., Series B,
                  Zero Coupon, 0.000% due 06/01/06 (v)...........     B3/NR             270,000
                                                                                 --------------

TELEPHONE
     325,000    Call-Net Enterprises, Inc., Zero Coupon, 0.000%
                  due 08/15/07...................................     B2/B+             162,500
                                                                                 --------------

TRANSPORT & SERVICES
   5,995,000    Laidlaw, Inc., 6.720% due 10/01/27...............     B2/BB-          2,038,300
                                                                                 --------------

WATER
   4,500,000    Hydro Quebec, Series GF, 8.875% due 03/01/26.....     A2/A+           5,053,950
                                                                                 --------------
                                                                                     12,135,950
                                                                                 --------------

FRANCE (0.1%)
ELECTRICAL EQUIPMENT
   1,785,000    Legrand S.A., 8.500% due 02/15/25................      A2/A           1,764,633
                                                                                 --------------

KOREA (0.2%)
BANKING
   1,665,000    Cho Hung Bank, (144A), 11.875% due 04/01/10
                  (v)............................................      B1/B           1,635,862
   2,135,000    Hanvit Bank, (144A), 11.750% due 03/01/10........      B1/B           2,094,969
                                                                                 --------------
                                                                                      3,730,831
                                                                                 --------------

NETHERLANDS (0.1%)
FINANCIAL SERVICES
   2,250,000    Montell Finance Co. BV, (144A), 8.100% due
                  03/15/27.......................................   Baa2/BBB-         2,146,275
                                                                                 --------------

UNITED KINGDOM (0.6%)
ELECTRIC
  10,000,000    United Utilities PLC, 6.875% due 08/15/28........    A3/BBB+          8,168,800
                                                                                 --------------

UTILITIES
   1,000,000    United Utilities PLC, 6.250% due 08/15/05........    A3/BBB+            913,140
                                                                                 --------------
                                                                                      9,081,940
                                                                                 --------------
                    TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                      $39,937,047)...............................                    32,871,191
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
FOREIGN GOVERNMENT OBLIGATIONS (0.9%)
CANADA (0.9%)
$ 10,035,000    Province of Ontario, 7.625% due 06/22/04.........    Aa3/AA-     $   10,109,159
   4,700,000    Province of Quebec, Series NY, 6.500% due
                  01/17/06.......................................     A2/A+           4,465,658
                                                                                 --------------
                    TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST
                      $15,087,879)...............................                    14,574,817
                                                                                 --------------

MORTGAGE BACKED SECURITIES (33.3%)
COLLATERALIZED MORTGAGE OBLIGATIONS (3.1%)
   2,253,150    Bear Stearns Structured Securities Inc.,
                  Sequential Payer, Series 1997-2, Class 1A5,
                  (144A), 7.000% due 08/25/36....................     Aaa/NR          2,062,689
  12,500,000    CS First Boston Mortgage Securities Corp., Series
                  1999-C1, Class A2, Sequential Payer, 7.290% due
                  09/15/09.......................................     Aaa/NR         12,300,787
  29,645,664    First Nationwide Trust, Sequential Payer, Series
                  1999-4, Class 3PA1, 6.500% due 10/19/29........     NR/AAA         27,348,125
   5,000,000    GS Mortgage Securities Corp. II, Series
                  2000-GSFL, Class F, 7.630% due 08/15/04........    Baa2/BBB         5,000,000
   1,192,966    Vendee Mortgage Trust, Sequential Payer, Series
                  1997-1, Class 2C, 7.500% due 09/15/17..........     NR/NR           1,194,075
                                                                                 --------------
                                                                                     47,905,676
                                                                                 --------------

COMMERCIAL PROPERTIES (2.3%)
  11,500,000    Commercial Mortgage Acceptance Corp.,
                  Subordinated Bond, CSTR, Series 1997-ML1, Class
                  C, 6.774% due 12/15/07.........................      A2/A          10,608,750
  20,000,000    First Union Commercial Mortgage Trust, Sequential
                  Payer, Series 1999-C1, Class A2, 6.070% due
                  10/15/08.......................................     NR/AAA         18,059,380
   7,830,000    Morgan Stanley Capital I, Inc., Sequential Payer,
                  Series 1998-XL2, Class A2, 6.170% due
                  10/03/08.......................................     NR/AAA          7,091,044
                                                                                 --------------
                                                                                     35,759,174
                                                                                 --------------

MORTGAGE PASS-THROUGHS (27.9%)
  78,010,000    TBA FNMA, May, 6.500% due 05/01/30...............                    72,793,471
  40,370,000    TBA FNMA, May, 7.000% due 05/01/15...............                    39,423,727
   8,515,000    TBA FNMA, May, 7.500% due 05/01/30...............                     8,332,694
  32,175,000    TBA FNMA, May, 8.000% due 05/01/30...............                    32,124,807
  40,900,000    TBA FNMA, May, 6.500% due 05/01/15...............                    39,136,392
  59,865,000    TBA FNMA, May, 7.000% due 05/01/30...............                    57,274,043
   4,064,000    TBA GNMA, May, 7.000% due 05/01/30...............                     3,907,780
  45,435,000    TBA GNMA, May, 8.000% due 05/01/30...............                    45,527,233
     425,180    Federal Home Loan Bank, 7.000% due 09/01/09......                       418,289
   1,268,191    Federal Home Loan Mortgage Corp., 6.000% due
                  09/01/03-04/01/11..............................                     1,205,258
         343    Federal Home Loan Mortgage Corp., 12.500% due
                  08/01/14.......................................                           381
  72,928,389    FNMA , 6.500% due 07/01/28-02/01/29..............                    66,378,181
   3,266,088    FNMA, 7.000% due 09/01/29........................                     3,125,829

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
MORTGAGE PASS-THROUGHS (CONTINUED)
$  2,089,127    FNMA, 8.000% due 05/01/27........................                $    2,087,720
     330,417    FNMA, 9.000% due 12/01/24........................                       338,892
  53,772,113    GNMA, 6.500% due 11/15/29........................                    50,398,451
     216,505    GNMA, 7.000% due 12/15/08........................                       213,398
   9,109,437    GNMA, 7.500% due 01/15/27-02/15/27...............                     8,971,155
   1,205,797    GNMA, 8.000% due 04/15/22-08/15/26...............                     1,214,134
     219,242    GNMA, 8.500% due 05/15/27........................                       223,362
      68,840    GNMA , 9.000% due 12/15/26.......................                        71,564
                                                                                 --------------
                                                                                    433,166,761
                                                                                 --------------
                    TOTAL MORTGAGE BACKED SECURITY (COST
                      $523,684,464)..............................                   516,831,611
                                                                                 --------------

PRIVATE PLACEMENT (1.4%)
FINANCIAL SERVICES (0.3%)
   5,672,558    500 Grant Street Associates, (144A), 6.460% due
                  12/01/08.......................................     A2/NR           5,273,210
                                                                                 --------------

REAL ESTATE (1.1%)
   4,444,044    180 East End Avenue Note, secured by first
                  mortgage and agreement on co-op apartment
                  building in new York City, 6.875% due 01/01/28
                  (f)............................................     NR/NR           4,094,876
  10,939,671    200 East 57th Street, secured by first mortgage
                  and agreement on co-op apartment building in
                  New York City, 6.500% due 01/01/14 (f).........     NR/NR           9,844,391
   3,260,264    81 Irving Place Note, secured by first mortgage
                  and agreement on co-op apartment buliding in
                  New York City , 6.950% due 01/01/29 (f)........     NR/NR           3,011,800
                                                                                 --------------
                                                                                     16,951,067
                                                                                 --------------
                    TOTAL PRIVATE PLACEMENT (COST $24,316,537)...                    22,224,277
                                                                                 --------------

SOVEREIGN BONDS (2.7%)
ARGENTINA (0.3%)
   1,065,000    Republic of Argentina Global Bonds, 12.000% due
                  02/01/20.......................................     B1/BB           1,051,687
   4,875,000    Republic of Argentina Global Bonds, Series BGL5,
                  11.375% due 01/30/17...........................     B1/BB           4,641,000
                                                                                 --------------
                                                                                      5,692,687
                                                                                 --------------

BRAZIL (0.4%)
     715,000    Republic of Brazil, 7.375% due 04/15/09 (v)......     B2/NR             586,300
   3,337,000    Republic of Brazil, 7.438% due 04/15/06 (v)......     B2/B+           2,978,273
   1,840,000    Republic of Brazil Discount Bonds, Series 30 Year
                  ZL, 7.375% due 04/15/24 (v)....................     B2/NR           1,421,400
   1,395,000    Republic of Brazil Global Bonds, 12.750% due
                  01/15/20.......................................     B2/B+           1,337,108
                                                                                 --------------
                                                                                      6,323,081
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
BULGARIA (0.2%)
$  4,135,000    Republic of Bulgaria Global FLIRB, Series A,
                  2.750% due 07/28/12 (v)........................     B2/NR      $    2,873,825
                                                                                 --------------

COLOMBIA (0.5%)
   3,035,000    Republic of Colombia, 9.750% due 04/23/09........    Ba2/BB+          2,382,475
   5,995,000    Republic of Colombia, 11.750% due 02/25/20.......    Ba2/BB+          5,080,763
                                                                                 --------------
                                                                                      7,463,238
                                                                                 --------------

MEXICO (0.3%)
   2,325,000    United Mexican States Global Bonds, 11.500% due
                  05/15/26.......................................    Baa3/BB+         2,749,313
   1,830,000    United Mexican States Global Bonds, Series XW,
                  10.375% due 02/17/09...........................    Baa3/BB+         1,923,330
                                                                                 --------------
                                                                                      4,672,643
                                                                                 --------------

PANAMA (0.3%)
   6,429,437    Republic of Panama PDI, 7.544% due 07/17/16
                  (v)............................................     NR/NR           5,175,697
                                                                                 --------------

PERU (0.2%)
   4,090,000    Peru PDI, Series 20 Year, 4.500% due 03/07/17....     Ba3/BB          2,735,188
                                                                                 --------------

PHILIPPINES (0.3%)
   3,855,000    Republic of Philippines Global Bonds, 9.875% due
                  01/15/19.......................................    Ba1/BB+          3,411,675
   1,170,000    Republic of Philippines Global Bonds, 10.625% due
                  03/16/25.......................................    Ba1/BB+          1,080,788
                                                                                 --------------
                                                                                      4,492,463
                                                                                 --------------

TURKEY (0.2%)
   2,325,000    Republic of Turkey, 11.875% due 01/15/30.........     B1/B+           2,513,906
                                                                                 --------------
                    TOTAL SOVEREIGN BONDS (COST $44,524,130).....                    41,942,728
                                                                                 --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)
FEDERAL HOME LOAN MORTGAGE CORP. (0.1%)
     886,013    REMIC: Sequential Payer, Series 1980, Class C,
                  Partially Callable, 6.850% due 10/15/21 (cost
                  $887,106)......................................                       882,132
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
U.S. TREASURY OBLIGATIONS (31.6%)
U.S. TREASURY BONDS (11.5%)
$  2,300,000    6.500% due 11/15/26..............................                $    2,383,743
  81,753,000    6.750% due 08/15/26..............................                    87,322,014
  70,195,000    8.875% due 02/15/19..............................                    89,783,617
                                                                                 --------------
                                                                                    179,489,374
                                                                                 --------------

U.S. TREASURY NOTES (19.1%)
 199,310,000    5.500% due 05/15/09 (s)..........................                   187,662,324
  12,425,000    6.000% due 08/15/09..............................                    12,137,610
  31,835,000    6.500% due 02/15/10..............................                    32,466,606
  62,950,000    6.875% due 05/15/06 (s)..........................                    63,972,938
                                                                                 --------------
                                                                                    296,239,478
                                                                                 --------------

U.S. TREASURY STRIPS (1.0%)
  38,155,000    PO, 6.237% (y) due 11/15/15......................                    14,685,860
                                                                                 --------------
                    TOTAL U.S. TREASURY OBLIGATIONS (COST
                      $488,658,280)..............................                   490,414,712
                                                                                 --------------

   SHARES
-------------
PREFERRED STOCK (0.2%)
FINANCIAL SERVICES (0.2%)
     150,000    TCI Ccmmunications Financing (cost $4,087,500)...       3,862,500
                                                                   --------------

  PRINCIPAL
   AMOUNT
-------------
SHORT-TERM INVESTMENTS (23.6%)
SHORT-TERM INVESTMENTS (23.4%)
 362,540,117    J.P. Morgan Institutional Prime Money
                  Market Fund (s)................................     362,540,117
                                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                     SECURITY DESCRIPTION                     VALUE
-------------   -------------------------------------------------  ---------------
U.S. TREASURY OBLIGATIONS (0.2%)
$  3,400,000    United States Treasury Notes, 5.625%
                  due 11/30/00 (s)...............................  $    3,385,108
                                                                   --------------
                    TOTAL SHORT-TERM INVESTMENTS (COST
                     $365,938,893)...............................     365,925,225
                                                                   --------------
                TOTAL INVESTMENTS (COST $1,854,347,326)
                  (117.4%).......................................   1,821,744,079
                LIABILITIES IN EXCESS OF OTHER ASSETS (-17.4%)...    (270,399,484)
                                                                   --------------
                NET ASSETS (100.0%)..............................  $1,551,344,595
                                                                   ==============

------------------------------
Note: Based on the cost of the investments of $1,854,347,326 for federal income tax purposes at April 30, 2000, the aggregate gross unrealized appreciation and depreciation was $5,129,464 and $37,732,711, respectively, resulting in net unrealized depreciation of $32,603,247.

(f)Fair valued security. Approximately 1.0% of the market value of the securities have been valued at fair value. (See Note 1a)

(s)Security is fully or partially segregated with custodian as collateral for future contracts or with broker as initial margin for futures contracts. $624,838,016 of the market value has been segregated.

(t)All or a portion of the security has been segregated as collateral for TBA securities and when issued securities.

(v)Rate shown reflects current rate on variable or floating rate instrument or investment with step coupon rate.

(y) Yield to maturity.

{/\} Defaulted security.

Abbreviations used in the schedule of investment are as follows:

144A - Securities restricted for resale to Qualified Institutional Buyers.

CSTR - Collateral Strip Rate.

FLIRB - Floating Interest Rate Bond.

FNMA - Federal National Mortgage Association.

GNMA - Government National Mortgage Association.

MOPPRS - Mandatory Par Put Remarketed Security.

MTN - Medium Term Note.

PDI - Past Due Interest.

PO - Principal Only.

REMIC - Real Estate Mortgage Investment Conduit.

TBA - Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement date.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $1,854,347,325 )        $1,821,744,079
Cash                                                    1,989,859
Receivable for Investments Sold                       105,310,295
Interest Receivable                                    20,504,006
Other Assets                                               57,164
Prepaid Trustees' Fees                                      8,506
Prepaid Expenses and Other Assets                           4,915
                                                   --------------
    Total Assets                                    1,949,618,824
                                                   --------------
LIABILITIES
Payable for Investments Purchased                     397,719,094
Advisory Fee Payable                                      377,632
Variation Margin Payable                                   51,788
Administrative Services Fee Payable                        30,499
Administration Fee Payable                                    748
Accrued Expenses                                           94,468
                                                   --------------
    Total Liabilities                                 398,274,229
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,551,344,595
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $50,541,772
Dividend Income (Net of Foreign Withholding Tax
  of $2,250 )                                                       669,107
                                                                -----------
    Investment Income                                            51,210,879
EXPENSES
Advisory Fee                                       $ 2,083,567
Administrative Services Fee                            185,234
Custodian Fees and Expenses                            161,416
Professional Fees and Expenses                          24,312
Fund Services Fee                                       12,713
Trustees' Fees and Expenses                              6,524
Administration Fee                                       6,486
Miscellaneous                                            7,089
                                                   -----------
    Total Expenses                                   2,487,341
Less: Reimbursement of Expenses                       (136,933)
                                                   -----------
NET EXPENSES                                                      2,350,408
                                                                -----------
NET INVESTMENT INCOME                                            48,860,471
NET REALIZED GAIN (LOSS) ON INVESTMENTS            (22,465,033)
Futures, Options and Swap Contracts                  3,705,858
Foreign Currency Transactions                          881,067
                                                   -----------
NET REALIZED LOSS                                               (17,878,108)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                       (8,092,988)
Futures, Options and Swap Contracts                     10,197
Foreign Currency Contracts and Translations           (876,484)
                                                   -----------
NET CHANGE IN UNREALIZED DEPRECIATION                            (8,959,275)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $22,023,088
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED    FOR THE FISCAL
                                                   APRIL 30, 2000     YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1999
                                                   --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   48,860,471  $    90,985,155
Net Realized Loss on Investments                      (17,878,108)     (40,014,602)
Net Change in Unrealized Depreciation of
  Investments                                          (8,959,275)     (48,217,908)
                                                   --------------  ---------------
    Net Increase in Net Assets Resulting from
      Operations                                       22,023,088        2,752,645
                                                   --------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         312,680,724      936,203,363
Withdrawals                                          (381,480,896)    (688,024,126)
                                                   --------------  ---------------
    Net Increase (Decrease) from Investors'
      Transactions                                    (68,800,172)     248,179,237
                                                   --------------  ---------------
    Total Increase (Decrease) in Net Assets           (46,777,084)     250,931,882

NET ASSETS
Beginning of Period                                 1,598,121,679    1,347,189,797
                                                   --------------  ---------------
End of Period                                      $1,551,344,595  $ 1,598,121,679
                                                   ==============  ===============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                       FOR THE
                                                   SIX MONTHS ENDED  FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 2000   --------------------------------------
                                                     (UNAUDITED)      1999    1998    1997    1996    1995
                                                   ----------------  ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                0.32%   0.36%   0.36%   0.37%   0.37%   0.39%
  Net Investment Income                                       6.68%   6.05%   6.42%   6.70%   6.38%   6.68%
Portfolio Turnover                                             247%    465%    115%     93%    186%    293%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Fixed Income Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $91,653,371 on that date from J.P. Morgan Bond Fund in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt, asset-backed and mortgage securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal payments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At April 30, 2000, the portfolio had no open forward foreign currency contracts:

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering in to such a contract the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such eceipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Open futures contracts at April 30, 2000 are summarized as follows:

   f) The portfolio may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated
      ("J.P. Morgan"). Under the terms of the Agreement, the portfolio paid Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. Effective October 28, 1998 the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the Agreement will remain the same. For the six months ended April 30, 2000, this fee amounted to $2,083,567

      The fund may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the fund in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended April 30, 2000, J.P. Morgan has agreed to reimburse the fund $174,973 under this agreement.

   b) The portfolio, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 2000, the fee for these services amounted to $6,486.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first
      $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended April 30, 2000 the fee for these services amounted to $185,234.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $12,713 for the six months ended April 30, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,400.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 2000, were as follows:

                                                      COST OF         PROCEEDS
                                                     PURCHASES       FROM SALES
                                                   --------------  --------------
U.S. Government and Agency Obligations...........  $3,229,362,449  $2,904,247,716
Corporate and Collateralized Obligations.........     783,663,605     707,913,185
                                                   --------------  --------------
                                                   $4,013,026,054  $3,612,160,901
                                                   ==============  ==============

Open Futures Contracts at April 30, 2000 are as follows:

                                                                    NET UNREALIZED
                                                                    APPRECIATION/   MARKET VALUE
                                                   CONTRACTS LONG   (DEPRECIATION)  OF CONTRACTS
                                                   ---------------  --------------  ------------
U.S. Treasury Long Bond, expiring
 June 2000.......................................             290   $    (437,939)  $ 28,003,125
                                                   ==============   =============   ============

                                                   CONTRACTS SHORT
                                                   ---------------
U.S. Five-Year Treasury Note, expiring
 June 2000.......................................             354   $     431,223   $ 34,542,658
U.S. Ten-Year Treasury Note, expiring
 June 2000.......................................           1,042        (639,438)   101,025,161
                                                   --------------   -------------   ------------
Totals...........................................           1,396   $    (208,215)  $135,567,819
                                                   ==============   =============   ============

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

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